Discounted Future Net Cash Flow (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified																				12 Months Ended
	Dec. 31, 2013 Noncontrolling Interest [Member] Previous Owners [Member]	Dec. 31, 2012 Noncontrolling Interest [Member] Previous Owners [Member]	Dec. 31, 2013 MRD [Member]		Dec. 31, 2012 MRD [Member]		Dec. 31, 2011 MRD [Member]	Dec. 31, 2013 MRD [Member] Texas Franchise Tax [Member]	Dec. 31, 2012 MRD [Member] Texas Franchise Tax [Member]	Dec. 31, 2013 MRD [Member] Noncontrolling Interest [Member]	Dec. 31, 2012 MRD [Member] Noncontrolling Interest [Member]	Dec. 31, 2013 MEMP [Member]		Dec. 31, 2012 MEMP [Member]		Dec. 31, 2011 MEMP [Member]	Dec. 31, 2012 MEMP [Member] Previous Owners [Member]	Dec. 31, 2013 MEMP [Member] Texas Franchise Tax [Member]	Dec. 31, 2012 MEMP [Member] Texas Franchise Tax [Member]	Dec. 31, 2013 Maximum [Member] MRD [Member] Texas Franchise Tax [Member]	Dec. 31, 2013 Maximum [Member] MEMP [Member] Texas Franchise Tax [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Franchise effective tax rate																				0.70%	0.70%
Future net cash flows for estimated timing of cash flows								$ 760,433	$ 647,464									$ 61,300	$ 306,297
Standardized measure of discounted future net cash flows	$ 63,422	$ 78,518	$ 1,468,952	[1]	$ 1,320,595	[1]	$ 1,386,071			$ 142,318	$ 554,981	$ 1,608,112	[2],[3]	$ 1,589,916	[2],[3]	$ 1,499,414	$ 503,021

[1]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[2]	Includes $503,021 attributable to the MEMP previous owners for the year ended December 31, 2012.
[3]	MRD Segment's share of the standardized measure of discounted future net cash flows was $142,318 and $554,981 for the years ended December 31, 2013 and 2012, respectively.